BUSINESS COMBINATION (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill	$ 73,119		$ 74,265	¥ 465,834	¥ 475,732	¥ 461,686	¥ 444,412
Edge Learning Centers [Member]
Purchase consideration	3,993	¥ 25,980
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	329				2,133
Intangible assets	767				4,994
Trademark	260				1,693
Student base	455				2,962
Franchise agreements	52				339
Deferred tax liabilities	(190)				(1,235)
Deferred revenue and customer advances	(1,639)				(10,663)
Goodwill	$ 4,726				¥ 30,751